Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 22,461	$ 3,863
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	16,789,500	13,365,000	8,000,000
Common stock, shares outstanding	16,789,500	13,365,000	8,000,000